N-4	Jul. 02, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001140778
Entity Investment Company Type	N-4
Document Period End Date	Jul. 02, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES		LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Certificate specifications page, this prospectus and the funds' prospectuses for information about the specific fees you will pay each year based on the options you elected.	Charges and Deductions

Annual Fee	Minimum	Maximum
Base Certificate	0.99%[1]	0.99%[1]
Investment Options (Fund fees and expenses)	0.09%[2]	1.14%[2]

[1] We calculate the Base Certificate fee by dividing the total amount we receive from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
2 As a percentage of Fund assets.

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,490	Highest Annual Cost: $2,540
Assumes:	Assumes:
● Investment of $100,000	● Investment of $100,000
● 5% annual appreciation	● 5% annual appreciation
● Least expensive Investment Option fees and expenses	● Most expensive Investment Option fees and expenses
● No optional benefits	● No optional benefits
● No sales charges	● No sales charges

FEES AND EXPENSES	LOCATION IN PROSPECTUS

● No additional purchase payments, transfers, or withdrawals	● No additional purchase payments, transfers, or withdrawals

Surrender Charge Phaseout Period, Years	8
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%	[1]
Surrender Charge Footnotes [Text Block]	The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.99%	[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.99%	[2]
Base Contract (N-4) Footnotes [Text Block]	We calculate the Base Certificate fee by dividing the total amount we receive from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.14%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,490	Highest Annual Cost: $2,540
Assumes:	Assumes:
● Investment of $100,000	● Investment of $100,000
● 5% annual appreciation	● 5% annual appreciation
● Least expensive Investment Option fees and expenses	● Most expensive Investment Option fees and expenses
● No optional benefits	● No optional benefits
● No sales charges	● No sales charges

● No additional purchase payments, transfers, or withdrawals	● No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,490
Highest Annual Cost [Dollars]	$ 2,540
Item 4. Fee Table [Text Block]

The existing entry for “FEE TABLES” in the prospectus found at pages 10-12 and “ADDITIONAL INFORMATION ABOUT FEES” in the summary prospectus for new investors found at pages 12-14 are deleted and replaced with the following:

The following tables describe the fees and expenses that are payable when buying, owning and surrendering or making withdrawals from the Certificate. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Accumulated Value among the Subaccounts and the Declared Interest Option. State premium taxes may also be deducted.

Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	8%	8%
Transfer Processing Fee(2)	$25	$25
Administrative Charge(3)	$45	$30

(1) The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

(2) We do not assess transfer processing fees for the first twelve (12) transfers in a Certificate Year, but we may impose a charge of $25 for the thirteenth (13th) and each subsequent transfer during a Certificate Year.

(3) We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Certificate Anniversary, is $50,000 or greater.

The next table describes the fees and expenses that you will pay each year during the time that you own your Certificate, not including Fund fees and expenses.

Annual Certificate Expenses	Guaranteed Maximum Charge	Current Charge
Administrative Expenses (includes Annual Administrative Charge)	$45	$30
Base Certificate Expenses (as a percentage of average variable Accumulated Value) (includes mortality and expense risk charge)	1.40%	1.40%

The next table shows the minimum and maximum total operating expenses charged by any of the Investment Options that you may pay periodically during the time that you own the Certificate. A complete list of Investment Options available under the Certificate, including their annual expenses, may be found at the back of this Summary Prospectus.

Annual Investment Option Operating Expenses	Minimum	Maximum
Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses) (4)	0.09%	1.14%
Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(5)	0.09%	1.14%

(4) Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(5) The “Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Examples

The Examples are intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity products. These costs include transaction expenses, the annual expenses, and Investment Option fees and expenses.

Each Example assumes that you invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Annual Investment Options Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$8,948	$12,649	$16,389	$28,404

2. If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$8,026	$11,681	$15,373	$28,404

3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:

1 Year	3 Years	5 Years	10 Years
$2,490	$7,809	$13,340	$28,404

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.	If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$8,011	$9,619	$11,200	$17,488

2.	If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$7,080	$8,621	$10,131	$17,488

3.	If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:

1 Year	3 Years	5 Years	10 Years
$1,490	$4,629	$7,992	$17,488

(1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Society will add the number of years for which payments will be made under the annuity payment option selected to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. For more information on the calculation of the surrender charge on the Retirement Date, see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date.” For more information on the calculation of the surrender charge associated with a partial withdrawal or surrender, see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)”.

Transaction Expenses [Table Text Block]
Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	8%	8%
Transfer Processing Fee(2)	$25	$25
Administrative Charge(3)	$45	$30

(1) The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

(2) We do not assess transfer processing fees for the first twelve (12) transfers in a Certificate Year, but we may impose a charge of $25 for the thirteenth (13th) and each subsequent transfer during a Certificate Year.

(3) We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Certificate Anniversary, is $50,000 or greater.

Other Transaction Fee, Current [Percent]	8.00%	[1]
Annual Contract Expenses [Table Text Block]
Annual Certificate Expenses	Guaranteed Maximum Charge	Current Charge
Administrative Expenses (includes Annual Administrative Charge)	$45	$30
Base Certificate Expenses (as a percentage of average variable Accumulated Value) (includes mortality and expense risk charge)	1.40%	1.40%

Administrative Expense, Maximum [Dollars]	$ 45	[4]
Administrative Expense, Current [Dollars]	$ 30	[4]
Base Contract Expense (of Average Account Value), Current [Percent]	1.40%
Annual Portfolio Company Expenses [Table Text Block]
Annual Investment Option Operating Expenses	Minimum	Maximum
Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses) (4)	0.09%	1.14%
Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(5)	0.09%	1.14%

(4) Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(5) The “Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Portfolio Company Expenses, Footnotes [Text Block]	Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.The “Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.
Surrender Example [Table Text Block]

1. If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$8,948	$12,649	$16,389	$28,404
1.	If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$8,011	$9,619	$11,200	$17,488

Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,948
Surrender Expense, 1 Year, Minimum [Dollars]	8,011
Surrender Expense, 3 Years, Maximum [Dollars]	12,649
Surrender Expense, 3 Years, Minimum [Dollars]	9,619
Surrender Expense, 5 Years, Maximum [Dollars]	16,389
Surrender Expense, 5 Years, Minimum [Dollars]	11,200
Surrender Expense, 10 Years, Maximum [Dollars]	28,404
Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,488
Annuitize Example [Table Text Block]

2. If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$8,026	$11,681	$15,373	$28,404
2.	If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):
1 Year	3 Years	5 Years	10 Years
$7,080	$8,621	$10,131	$17,488

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 8,026	[5]
Annuitized Expense, 1 Year, Minimum [Dollars]	7,080	[5]
Annuitized Expense, 3 Years, Maximum [Dollars]	11,681	[5]
Annuitized Expense, 3 Years, Minimum [Dollars]	8,621	[5]
Annuitized Expense, 5 Years, Maximum [Dollars]	15,373	[5]
Annuitized Expense, 5 Years, Minimum [Dollars]	10,131	[5]
Annuitized Expense, 10 Years, Maximum [Dollars]	28,404	[5]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 17,488	[5]
No Surrender Example [Table Text Block]

3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:

1 Year	3 Years	5 Years	10 Years
$2,490	$7,809	$13,340	$28,404
3.	If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:
1 Year	3 Years	5 Years	10 Years
$1,490	$4,629	$7,992	$17,488

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,490
No Surrender Expense, 1 Year, Minimum [Dollars]	1,490
No Surrender Expense, 3 Years, Maximum [Dollars]	7,809
No Surrender Expense, 3 Years, Minimum [Dollars]	4,629
No Surrender Expense, 5 Years, Maximum [Dollars]	13,340
No Surrender Expense, 5 Years, Minimum [Dollars]	7,992
No Surrender Expense, 10 Years, Maximum [Dollars]	28,404
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,488
Item 17. Portfolio Companies (N-4) [Text Block]

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-14 in the prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE

CERTIFICATE”, found at pages A-1 - A-10 in the summary prospectus for new investors and the updating summary prospectus.

The existing entry for Fidelity® Variable Insurance Products Funds - Fidelity® VIP Index 500 Portfolio-Initial Class is deleted and replaced with the following:

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses Ratio*	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Investment results that correspond to the total return of common stocks publicly traded in the Unted States, as represented by the S&P 500® Index	Fidelity® Variable Insurance Products Funds Fidelity® VIP Index 500 Portfolio-Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: Geode Capital Management, LLC (Geode)	0.09%	26.19%	15.56%	11.92%

Portfolio Companies [Table Text Block]
Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses Ratio*	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Investment results that correspond to the total return of common stocks publicly traded in the Unted States, as represented by the S&P 500® Index	Fidelity® Variable Insurance Products Funds Fidelity® VIP Index 500 Portfolio-Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: Geode Capital Management, LLC (Geode)	0.09%	26.19%	15.56%	11.92%

Fidelity® Variable Insurance Products Funds Fidelity® VIP Index 500 Portfolio-Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that correspond to the total return of common stocks publicly traded in the Unted States, as represented by the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP Index 500 Portfolio-Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (Geode)
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Annual Investment Option Operating Expenses After [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.09%	[6]
Portfolio Company Expenses Maximum [Percent]	1.14%	[6]
Annual Investment Option Operating Expenses Before [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.09%	[7]
Portfolio Company Expenses Maximum [Percent]	1.14%	[7]
Redemption Fee [Member]
Prospectus:
Other Annual Expense (of Other Amount), Maximum [Percent]	2.00%
Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 25	[8]
Other Transaction Fee, Current [Dollars]	$ 25	[8]

[1]	The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)
[2]	We calculate the Base Certificate fee by dividing the total amount we receive from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
[3]	As a percentage of Fund assets.
[4]	We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Certificate Anniversary, is $50,000 or greater.
[5]

(1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Society will add the number of years for which payments will be made under the annuity payment option selected to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. For more information on the calculation of the surrender charge on the Retirement Date, see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date.” For more information on the calculation of the surrender charge associated with a partial withdrawal or surrender, see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)”.

[6]	The “Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.
[7]	Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.
[8]	We do not assess transfer processing fees for the first twelve (12) transfers in a Certificate Year, but we may impose a charge of $25 for the thirteenth (13th) and each subsequent transfer during a Certificate Year.